Summary of condensed financial information of the Company on a parent company only basis (Parenthetical) (Details) - $ / shares	Mar. 31, 2026	Oct. 15, 2025	May 01, 2025	Mar. 31, 2025	Oct. 01, 2024	May 10, 2024
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0002		$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000			500,000,000
Ordinary shares, shares issued	16,199,451			15,929,451
Ordinary shares, shares outstanding	16,199,451			15,929,451
Preferred shares, par value	$ 0.0002	$ 0.0002		$ 0.0002
Preferred shares, shares authorized	5,000,000	5,000,000		5,000,000
Preferred shares, shares issued	1,000,000			0
Preferred shares, shares outstanding	1,000,000			0
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0002			$ 0.0002
Ordinary shares, shares authorized	500,000,000			500,000,000
Ordinary shares, shares issued	16,199,451			15,929,451
Ordinary shares, shares outstanding	16,199,451			15,929,451
Preferred shares, par value	$ 0.0002			$ 0.0002
Preferred shares, shares authorized	5,000,000			5,000,000
Preferred shares, shares issued	1,000,000			0
Preferred shares, shares outstanding	1,000,000			0